GOODWILL AND INTANGIBLE ASSETS, NET - Q2 (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets, Net [Abstract]
Changes in Goodwill by Segment
The following table presents the changes in goodwill by segment during the six months ended June 30, 2016:

	Consumer	Professional	Other	Total
Balance at January 1, 2016	$210.1	$240.7	$18.9	$469.7
Goodwill acquired (a)	8.6	—	—	8.6
Foreign currency translation adjustment	—	0.2	(1.8)	(1.6)
Balance at June 30, 2016	$218.7	$240.9	$17.1	$476.7
(a) On May 31, 2016, the Company completed the Cutex International Acquisition. See Note 2, "Business Combinations," to the Unaudited Consolidated Financial Statements in this Form 10-Q for details related to the Cutex International Acquisition.

The following table presents the changes in goodwill by segment during each of 2015 and 2014:

	Consumer	Professional	Other	Total
Balance at January 1, 2014	$217.9	$254.4	$—	$472.3
Foreign currency translation adjustment	—	(8.2)	—	(8.2)
Balance at December 31, 2014	$217.9	$246.2	$—	$464.1
Goodwill acquired	1.9	—	19.5	21.4
Foreign currency translation adjustment	—	(5.5)	(0.6)	(6.1)
Goodwill impairment charge	$(9.7)	$—	$—	$(9.7)
Balance at December 31, 2015	$210.1	$240.7	$18.9	$469.7

Summary of Finite-Lived Intangible Assets
The following tables present details of the Company's total intangible assets:

	June 30, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trademarks and Licenses	$147.2	$(42.3)	$104.9
Customer relationships	132.5	(24.4)	108.1
Patents and Internally-Developed IP	17.9	(5.2)	12.7
Distribution rights	3.1	(0.9)	2.2
Total finite-lived intangible assets	$300.7	$(72.8)	$227.9

Indefinite-lived intangible assets:
Trade Names	$101.0	$—	$101.0
Total indefinite-lived intangible assets	$101.0	$—	$101.0

Total intangible assets	$401.7	$(72.8)	$328.9

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trademarks and Licenses	$145.0	$(36.0)	$109.0
Customer relationships	118.8	(20.5)	98.3
Patents and Internally-Developed IP	16.8	(4.0)	12.8
Distribution rights	3.5	(0.6)	2.9
Total finite-lived intangible assets	$284.1	$(61.1)	$223.0

Indefinite-lived intangible assets:
Trade Names	$95.0	$—	$95.0
Total indefinite-lived intangible assets	$95.0	$—	$95.0

Total intangible assets	$379.1	$(61.1)	$318.0

The following tables present details of the Company's total intangible assets:

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Trademarks and Licenses	$145.0	$(36.0)	$109.0	15
Customer relationships	118.8	(20.5)	98.3	16
Patents and Internally-Developed IP	16.8	(4.0)	12.8	10
Distribution rights	3.5	(0.6)	2.9	5
Total finite-lived intangible assets	$284.1	$(61.1)	$223.0

Indefinite-lived intangible assets:
Trade Names	$95.0	$—	$95.0
Total indefinite-lived intangible assets	$95.0	$—	$95.0

Total intangible assets	$379.1	$(61.1)	$318.0

	December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Trademarks and Licenses	$140.5	$(23.5)	$117.0	14
Customer relationships	109.1	(13.4)	95.7	17
Patents and Internally-Developed IP	16.2	(2.4)	13.8	10
Total finite-lived intangible assets	$265.8	$(39.3)	$226.5

Indefinite-lived intangible assets:
Trade Names	$101.3	$—	$101.3
Total indefinite-lived intangible assets	$101.3	$—	$101.3

Total intangible assets	$367.1	$(39.3)	$327.8

Summary of Indefinite-Lived Intangible Assets
The following tables present details of the Company's total intangible assets:

	June 30, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trademarks and Licenses	$147.2	$(42.3)	$104.9
Customer relationships	132.5	(24.4)	108.1
Patents and Internally-Developed IP	17.9	(5.2)	12.7
Distribution rights	3.1	(0.9)	2.2
Total finite-lived intangible assets	$300.7	$(72.8)	$227.9

Indefinite-lived intangible assets:
Trade Names	$101.0	$—	$101.0
Total indefinite-lived intangible assets	$101.0	$—	$101.0

Total intangible assets	$401.7	$(72.8)	$328.9

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trademarks and Licenses	$145.0	$(36.0)	$109.0
Customer relationships	118.8	(20.5)	98.3
Patents and Internally-Developed IP	16.8	(4.0)	12.8
Distribution rights	3.5	(0.6)	2.9
Total finite-lived intangible assets	$284.1	$(61.1)	$223.0

Indefinite-lived intangible assets:
Trade Names	$95.0	$—	$95.0
Total indefinite-lived intangible assets	$95.0	$—	$95.0

Total intangible assets	$379.1	$(61.1)	$318.0

Estimated Future Amortization Expense
The following table reflects the estimated future amortization expense, a portion of which is subject to exchange rate fluctuations, for the Company's finite-lived intangible assets as of June 30, 2016:

Estimated Amortization Expense
2016	$11.5
2017	23.6
2018	22.7
2019	20.1
2020	19.5
Thereafter	130.5
Total	$227.9

The following table reflects the estimated future amortization expense, a portion of which is subject to exchange rate fluctuations, for the Company's finite-lived intangible assets as of December 31, 2015:

Estimated Amortization Expense
2016	$22.7
2017	22.3
2018	21.4
2019	18.9
2020	18.2
Thereafter	119.5
Total	$223.0